Shareholder Report, Holdings (Details)	May 31, 2026
C000117664 | 0.1744556798135170236064323857
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000117664 | 0.0865018790336390594385391905
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117664 | 0.0074326749068837290911702221
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117664 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117664 | 0.4947016329306843155729677026
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000117664 | 0.3505041888925283296750756553
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000117664 | 0.1692099491034314536452061765
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000117664 | 0.1650388291752162485576605972
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000117664 | 0.1639919900987758529259432935
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000117664 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000117664 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000117664 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000117664 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117664 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117667 | 0.1744556798135170236064323857
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000117667 | 0.0865018790336390594385391905
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117667 | 0.0074326749068837290911702221
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117667 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117667 | 0.4947016329306843155729677026
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000117667 | 0.3505041888925283296750756553
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000117667 | 0.1692099491034314536452061765
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000117667 | 0.1650388291752162485576605972
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000117667 | 0.1639919900987758529259432935
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000117667 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000117667 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000117667 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000117667 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117667 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000138343 | 0.1744556798135170236064323857
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000138343 | 0.0865018790336390594385391905
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000138343 | 0.0074326749068837290911702221
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000138343 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000138343 | 0.4947016329306843155729677026
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000138343 | 0.3505041888925283296750756553
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000138343 | 0.1692099491034314536452061765
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000138343 | 0.1650388291752162485576605972
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000138343 | 0.1639919900987758529259432935
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000138343 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000138343 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000138343 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000138343 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000138343 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149225 | 0.1744556798135170236064323857
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000149225 | 0.0865018790336390594385391905
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000149225 | 0.0074326749068837290911702221
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000149225 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149225 | 0.4947016329306843155729677026
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000149225 | 0.3505041888925283296750756553
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000149225 | 0.1692099491034314536452061765
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000149225 | 0.1650388291752162485576605972
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000149225 | 0.1639919900987758529259432935
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000149225 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000149225 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000149225 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000149225 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000149225 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097512 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097512 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097512 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097512 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097512 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097512 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097512 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097512 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097512 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097512 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097512 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000097512 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000097512 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000097512 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097512 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097512 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097512 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097512 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097512 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097512 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097512 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000097512 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097514 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097514 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097514 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097514 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097514 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097514 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097514 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097514 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097514 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097514 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097514 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097514 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000097514 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000097514 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000097514 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097514 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097514 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097514 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097514 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097514 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097514 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097514 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097514 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097514 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000097514 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097520 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097520 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097520 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097520 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097520 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097520 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097520 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097520 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097520 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097520 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097520 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097520 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000097520 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000097520 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000097520 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097520 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097520 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097520 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097520 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097520 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097520 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097520 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097520 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097520 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000097520 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097518 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097518 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097518 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097518 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097518 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097518 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097518 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097518 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097518 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097518 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097518 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097518 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000097518 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000097518 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000097518 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097518 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097518 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097518 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097518 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097518 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097518 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097518 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097518 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097518 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000097518 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000121137 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121137 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121137 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121137 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121137 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121137 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121137 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121137 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121137 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121137 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000121137 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121137 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000121137 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000121137 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000121137 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000121137 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000121137 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000121137 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000121137 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000121137 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000121137 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121137 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121137 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121137 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000121137 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097516 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097516 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097516 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097516 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097516 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097516 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097516 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097516 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097516 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097516 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097516 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000097516 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000097516 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000097516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097516 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097516 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097516 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097516 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097516 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097516 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097516 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000097516 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255608 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255608 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255608 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255608 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255608 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255608 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255608 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255608 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255608 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255608 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255608 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255608 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000255608 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000255608 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000255608 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255608 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000255608 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000255608 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000255608 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255608 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255608 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255608 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255608 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255608 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000255608 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000102391 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102391 | FR_42824C208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102391 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102391 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102391 | FR_595017302
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102391 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102391 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102391 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102391 | FR_53627NAE1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102391 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102391 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102391 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000102391 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000102391 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000102391 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000102392 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102392 | FR_42824C208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102392 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102392 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102392 | FR_595017302
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102392 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102392 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102392 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102392 | FR_53627NAE1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102392 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102392 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102392 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000102392 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000102392 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000102392 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000102395 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102395 | FR_42824C208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102395 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102395 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102395 | FR_595017302
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102395 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102395 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102395 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102395 | FR_53627NAE1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102395 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102395 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102395 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000102395 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000102395 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000102395 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000121144 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121144 | FR_42824C208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121144 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121144 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121144 | FR_595017302
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121144 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121144 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121144 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121144 | FR_53627NAE1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121144 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121144 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121144 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000121144 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000121144 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000121144 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000175683 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175683 | FR_42824C208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175683 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175683 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175683 | FR_595017302
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175683 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175683 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175683 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175683 | FR_53627NAE1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175683 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175683 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175683 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000175683 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000175683 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000175683 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000255611 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255611 | FR_42824C208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255611 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255611 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255611 | FR_595017302
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255611 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255611 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255611 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255611 | FR_53627NAE1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255611 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255611 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255611 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000255611 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000255611 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000255611 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000097368 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097368 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097368 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097368 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097368 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097368 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097368 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097368 | FR_07337JAC1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097368 | FR_83001AAD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097368 | FR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097368 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097368 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097368 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000097368 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097370 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097370 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097370 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097370 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097370 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097370 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097370 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097370 | FR_07337JAC1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097370 | FR_83001AAD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097370 | FR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097370 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097370 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097370 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000097370 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097377 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097377 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097377 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097377 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097377 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097377 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097377 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097377 | FR_07337JAC1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097377 | FR_83001AAD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097377 | FR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097377 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097377 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097377 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000097377 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097375 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097375 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097375 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097375 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097375 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097375 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097375 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097375 | FR_07337JAC1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097375 | FR_83001AAD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097375 | FR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097375 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097375 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097375 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000097375 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121135 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121135 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121135 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121135 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121135 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121135 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121135 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121135 | FR_07337JAC1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121135 | FR_83001AAD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121135 | FR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121135 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121135 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121135 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000121135 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097372 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097372 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097372 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097372 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097372 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097372 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097372 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097372 | FR_07337JAC1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097372 | FR_83001AAD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097372 | FR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097372 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097372 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097372 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000097372 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255607 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255607 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000255607 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255607 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255607 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255607 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255607 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255607 | FR_07337JAC1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255607 | FR_83001AAD4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255607 | FR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255607 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255607 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255607 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000255607 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097428 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097428 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097428 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097428 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097428 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097428 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097428 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097428 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097428 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097428 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097428 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000097428 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000097428 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000097428 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097428 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000097428 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097428 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097428 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097428 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097428 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097428 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097428 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097428 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000097430 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097430 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097430 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097430 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097430 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097430 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097430 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097430 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097430 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097430 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097430 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000097430 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000097430 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000097430 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097430 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000097430 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097430 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097430 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097430 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097430 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097430 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097430 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097430 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000097437 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097437 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097437 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097437 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097437 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097437 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097437 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097437 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097437 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097437 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097437 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000097437 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000097437 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000097437 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097437 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000097437 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097437 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097437 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097437 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097437 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097437 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097437 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097437 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000097435 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097435 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097435 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097435 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097435 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097435 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097435 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097435 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097435 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097435 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097435 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000097435 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000097435 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000097435 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097435 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000097435 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097435 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097435 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097435 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097435 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097435 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097435 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097435 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000119014 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119014 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119014 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000119014 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119014 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119014 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119014 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119014 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119014 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000119014 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000119014 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000119014 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000119014 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000119014 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000119014 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000119014 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000119014 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000119014 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000119014 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000119014 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000119014 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119014 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000119014 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000140950 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140950 | 0.9419478048833671623438235524
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000140950 | 0.0379168633721854793353660545
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140950 | 0.6052859078676057824838956139
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000140950 | 0.1003445580189695237834374387
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000140950 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140950 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000140950 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000140950 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140950 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000140951 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140951 | 0.9419478048833671623438235524
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000140951 | 0.0379168633721854793353660545
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140951 | 0.6052859078676057824838956139
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000140951 | 0.1003445580189695237834374387
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000140951 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140951 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000140951 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000140951 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140951 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000140955 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140955 | 0.9419478048833671623438235524
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000140955 | 0.0379168633721854793353660545
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140955 | 0.6052859078676057824838956139
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000140955 | 0.1003445580189695237834374387
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000140955 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140955 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000140955 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000140955 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140955 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000140954 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140954 | 0.9419478048833671623438235524
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000140954 | 0.0379168633721854793353660545
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140954 | 0.6052859078676057824838956139
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000140954 | 0.1003445580189695237834374387
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000140954 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140954 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000140954 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000140954 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140954 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000175684 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175684 | 0.9419478048833671623438235524
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000175684 | 0.0379168633721854793353660545
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175684 | 0.6052859078676057824838956139
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000175684 | 0.1003445580189695237834374387
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175684 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175684 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000175684 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000175684 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175684 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000255612 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255612 | 0.9419478048833671623438235524
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000255612 | 0.0379168633721854793353660545
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255612 | 0.6052859078676057824838956139
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000255612 | 0.1003445580189695237834374387
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000255612 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255612 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000255612 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000255612 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255612 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000097356 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000097356 | FR_21H042661
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097356 | FR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097356 | FR_01F032666
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097356 | FR_01F030462
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097356 | FR_01F050668
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097356 | FR_3140XHWG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097356 | FR_3140XQBR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097356 | FR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097356 | FR_43732VAA4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097356 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097356 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097356 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000097356 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000097356 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097356 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000097358 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000097358 | FR_21H042661
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097358 | FR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097358 | FR_01F032666
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097358 | FR_01F030462
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097358 | FR_01F050668
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097358 | FR_3140XHWG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097358 | FR_3140XQBR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097358 | FR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097358 | FR_43732VAA4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097358 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097358 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097358 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000097358 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000097358 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097358 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000097361 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000097361 | FR_21H042661
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097361 | FR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097361 | FR_01F032666
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097361 | FR_01F030462
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097361 | FR_01F050668
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097361 | FR_3140XHWG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097361 | FR_3140XQBR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097361 | FR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097361 | FR_43732VAA4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097361 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097361 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097361 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000097361 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000097361 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097361 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000121134 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000121134 | FR_21H042661
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000121134 | FR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121134 | FR_01F032666
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121134 | FR_01F030462
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121134 | FR_01F050668
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121134 | FR_3140XHWG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121134 | FR_3140XQBR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000121134 | FR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121134 | FR_43732VAA4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121134 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121134 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121134 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000121134 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000121134 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121134 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000149222 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000149222 | FR_21H042661
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000149222 | FR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000149222 | FR_01F032666
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149222 | FR_01F030462
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149222 | FR_01F050668
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149222 | FR_3140XHWG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149222 | FR_3140XQBR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149222 | FR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149222 | FR_43732VAA4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149222 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149222 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000149222 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000149222 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000149222 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149222 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000097571 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097571 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097571 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097571 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097571 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097571 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097571 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097571 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097571 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097571 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000097571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000097571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097571 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097571 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097571 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097571 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000097573 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097573 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097573 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097573 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097573 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097573 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097573 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097573 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097573 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097573 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097573 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097573 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000097573 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000097573 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097573 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097573 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097573 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097573 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097573 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097573 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097573 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000097579 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097579 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097579 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097579 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097579 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097579 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097579 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097579 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097579 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097579 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097579 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000097579 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000097579 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097579 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097579 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097579 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097579 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097579 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000097577 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097577 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097577 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097577 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097577 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097577 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097577 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097577 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097577 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097577 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097577 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097577 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000097577 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000097577 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097577 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097577 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097577 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097577 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097577 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097577 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097577 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097577 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097577 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000149223 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149223 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149223 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000149223 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149223 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149223 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149223 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149223 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149223 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000149223 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000149223 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000149223 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000149223 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000149223 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000149223 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000149223 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000149223 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000149223 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149223 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000149223 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149223 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000149223 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149223 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000097575 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097575 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097575 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097575 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097575 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097575 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097575 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097575 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097575 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097575 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097575 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000097575 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000097575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097575 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097575 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097575 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097575 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097575 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097575 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097575 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097575 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097575 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000255610 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255610 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255610 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255610 | FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255610 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255610 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255610 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255610 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255610 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255610 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255610 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000255610 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000255610 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000255610 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000255610 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000255610 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000255610 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255610 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255610 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255610 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255610 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255610 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255610 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000097587 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097587 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097587 | FR_501242101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097587 | FR_69007J304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097587 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097587 | FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097587 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097587 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097587 | FR_G5509L101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097587 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097587 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000097587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000097587 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097587 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000097587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000097587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097587 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097587 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000097594 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097594 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097594 | FR_501242101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097594 | FR_69007J304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097594 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097594 | FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097594 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097594 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097594 | FR_G5509L101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097594 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097594 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000097594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000097594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000097594 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000097594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097594 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097594 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097594 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097594 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000097593 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097593 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097593 | FR_501242101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097593 | FR_69007J304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097593 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097593 | FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097593 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097593 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097593 | FR_G5509L101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097593 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097593 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097593 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000097593 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000097593 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097593 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097593 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000097593 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000097593 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097593 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097593 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097593 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097593 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000149224 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000149224 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000149224 | FR_501242101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149224 | FR_69007J304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149224 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149224 | FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149224 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149224 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149224 | FR_G5509L101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149224 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149224 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000149224 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000149224 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000149224 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000149224 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000149224 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000149224 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000149224 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000149224 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149224 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000149224 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000149224 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000097546 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097546 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097546 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097546 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097546 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097546 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097546 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097546 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097546 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097546 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097546 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000097546 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000097546 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097546 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097546 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097546 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097546 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097546 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097546 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000097546 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097546 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097546 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097546 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097546 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097546 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097546 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097548 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097548 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097548 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097548 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097548 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097548 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097548 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097548 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097548 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097548 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097548 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000097548 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000097548 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097548 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097548 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097548 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097548 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097548 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000097548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097548 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097548 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097548 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097548 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097554 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097554 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097554 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097554 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097554 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097554 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097554 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097554 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097554 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097554 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097554 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000097554 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000097554 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097554 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097554 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097554 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097554 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000097554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097554 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097554 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097554 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097553 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097553 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097553 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097553 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097553 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097553 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097553 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097553 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097553 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097553 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097553 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000097553 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000097553 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097553 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097553 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097553 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097553 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097553 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000097553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097553 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097553 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097553 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097553 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175682 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175682 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000175682 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000175682 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000175682 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175682 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175682 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175682 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175682 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175682 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175682 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000175682 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000175682 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000175682 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000175682 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175682 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175682 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000175682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000175682 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000175682 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175682 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175682 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000175682 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175682 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097550 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097550 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097550 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097550 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097550 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097550 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097550 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097550 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097550 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097550 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097550 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000097550 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000097550 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097550 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097550 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097550 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097550 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097550 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097550 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000097550 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097550 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097550 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097550 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097550 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097550 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097550 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255609 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255609 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255609 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255609 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000255609 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255609 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255609 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255609 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255609 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255609 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255609 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000255609 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000255609 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000255609 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000255609 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255609 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255609 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255609 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255609 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000255609 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000255609 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000255609 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255609 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255609 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255609 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000255609 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176478 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176478 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176478 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176478 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176478 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176478 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176478 | FR_002824100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176478 | FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176478 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176478 | FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000176478 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000176478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000176478 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000176478 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000176478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000176478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000176478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176478 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000176478 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176478 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176478 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176478 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%